OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS

(in thousands of $)	2019	2018
Other non-current assets	1,494	2,342
Mark-to-market interest rate swaps valuation (see note 24)	1,285	15,815
	2,779	18,157

Other non-current assets consist of capitalized commission expenses and lease incentives incurred in connection with the NR Satu time charter amounting to $1.5 million and $2.2 million as of December 31, 2019 and 2018, respectively. These costs are amortized over the term of the NR Satu time charter. Amortization expense for each of the years ended December 31, 2019, 2018 and 2017 was $0.7 million, which are recognized mainly under “Voyage and commission expenses” in the statement of operations.